NATURE OF OPERATIONS AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2025
NATURE OF OPERATIONS AND BASIS OF PRESENTATION
Schedule of effects of restatement of the consolidated balance sheet

The effects of the restatement on the Company’s consolidated balance sheet as of December 31, 2025 were as follows:

	As Previously
	Reported	Adjustment	As Restated
Current portion of notes payable	$2,643,837	$3,480,155	$6,123,992
Long-term notes payable	$3,480,155	$(3,480,155)	$—
Total current liabilities	$13,520,997	$3,480,155	$17,001,152